National Semiconductor acquisition (Purchase price allocation) (Details) (USD $)	12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 23, 2011	Aug. 31, 2010	Dec. 31, 2011 National [Member]	Dec. 31, 2011 National [Member]	Dec. 31, 2011 National [Member]	Sep. 23, 2011 National [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Cash payments									$ 6,535,000,000
Fair value of vested share-based awards assumed by TI									22,000,000
Total consideration transferred to National shareholders					130,000,000				6,557,000,000
Business Acquisition, Purchase Price Allocation [Abstract]
Cash and cash equivalents									1,145,000,000
Current assets									451,000,000
Inventory									225,000,000
Property, plant and equipment									865,000,000
Other assets									138,000,000
Acquired intangible assets	2,960,000,000	0				2,956,000,000	2,956,000,000	2,956,000,000	2,956,000,000
Goodwill									3,528,000,000
Assumed current liabilities									(191,000,000)
Assumed long-term debt									(1,105,000,000)
Deferred taxes and other assumed non-current liabilities									(1,455,000,000)
Total consideration transferred				6,557,000,000
Amount of revenue of acquiree included in consolidated statement of income since acquisition							312,000,000
The amount of time restructuring charges and retention bonuses incurred after acquisition will not be reflected in the pro forma summaries, minimum (in months)								12 months
Total cash flow impact, business acquisition	5,425,000,000	199,000,000	155,000,000
Amount of goodwill deductible for tax purposes						0	0	0
Goodwill, allocation adjustment								1,000,000
Amortization of debt discount in excess of fair value							9,000,000
Principal amount of debt assumed from acquisition									1,000,000,000
Property, plant, and equipment, fair value write-up						436,000,000	436,000,000	436,000,000
Property, plant, and equipment, depreciation rate per quarter from fair value write-up						$ 15,000,000